VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 68.2%
		Communication Services: 4.1%
4	(1)	Alphabet, Inc. - Class A	$ 4,648	0.0
126,985	(1),(10)	Alphabet, Inc. - Class C	147,659,428	2.3
697,800	(1)	Facebook, Inc. - Class A	116,393,040	1.8
		264,057,116		4.1

		Consumer Discretionary: 7.9%
81,900	(1)	Amazon.com, Inc.	159,682,068	2.5
582,965	(1),(10)	Aptiv PLC	28,705,197	0.5
1,767,263		Hilton Worldwide Holdings, Inc.	120,598,027	1.9
862,485		Marriott International, Inc.	64,522,503	1.0
1,871,436		Yum! Brands, Inc.	128,249,509	2.0
		501,757,304		7.9

		Consumer Staples: 2.6%
6,694,521	(2)	Keurig Dr Pepper, Inc.	162,476,025	2.6

		Energy: 0.2%
230,800	(2)	Concho Resources, Inc./Midland TX	9,889,780	0.2

		Financials: 4.6%
1,442,106		Intercontinental Exchange, Inc.	116,450,060	1.8
2,077,342		Marsh & McLennan Cos., Inc.	179,606,989	2.8
		296,057,049		4.6

		Health Care: 16.4%
1,877,188	(1)	Alcon, Inc.	96,169,710	1.5
1,977,309	(1)	Avantor, Inc.	24,696,590	0.4
472,149	(10)	Becton Dickinson & Co.	108,485,676	1.7
1,124,876		Danaher Corp.	155,694,087	2.4
1,576,329	(1)	Envista Holdings Corp.	23,550,355	0.4
650,749		Humana, Inc.	204,348,201	3.2
2,182,361	(2)	PerkinElmer, Inc.	164,288,136	2.6
554,249		Thermo Fisher Scientific, Inc.	157,185,016	2.4
455,136		UnitedHealth Group, Inc.	113,501,816	1.8
		1,047,919,587		16.4

		Industrials: 10.7%
2,615,635		Fortive Corp.	144,356,896	2.3
30,643,457		General Electric Co.	243,309,049	3.8
2,162,531	(1)	Ingersoll Rand, Inc.	53,630,769	0.8
763,609		Raytheon Co.	100,147,320	1.6
348,783	(10)	Roper Technologies, Inc.	108,754,027	1.7
430,448		Waste Connections, Inc.	33,359,720	0.5
		683,557,781		10.7

		Information Technology: 15.6%
2,599,824	(1)	Fiserv, Inc.	246,957,282	3.9
720,960		Global Payments, Inc.	103,984,061	1.6
1,724,380		Maxim Integrated Products	83,822,112	1.3
1,603,800		Microsoft Corp.	252,935,298	4.0
1,891,233		NXP Semiconductor NV - NXPI - US	156,839,952	2.5
498,942		TE Connectivity Ltd.	31,423,367	0.5
729,828	(10)	Visa, Inc. - Class A	117,589,887	1.8
		993,551,959		15.6

		Materials: 1.0%
377,310		Linde Public Ltd.	65,274,630	1.0

		Utilities: 5.1%
781,284		Ameren Corp.	56,900,913	0.9
1,204,609		American Electric Power Co., Inc.	96,344,628	1.5
89,811		NextEra Energy, Inc.	21,610,323	0.3
3,453,564		NiSource, Inc.	86,235,493	1.4
1,023,827		Xcel Energy, Inc.	61,736,768	1.0
		322,828,125		5.1

	Total Common Stock
	(Cost $4,389,559,709)	4,347,369,356		68.2

PREFERRED STOCK: 5.1%
		Consumer Discretionary: 0.1%
576,340	(1),(3),(4)	Aurora Innovation, Inc., - Series B	3,940,898	0.1

		Financials: 1.5%
244,058	(1),(2),(5)	Charles Schwab Corp. - Series C	6,162,464	0.1
23,000	(1),(2),(5)	Charles Schwab Corp. - Series D	578,450	0.0
239,398	(1),(2),(5)	JPMorgan Chase & Co.	6,068,739	0.1
250,000	(1),(2),(5)	US Bancorp	6,230,000	0.1
166,000	(1),(2),(5),(6)	US Bancorp - Series G	4,276,160	0.0
59,239	(1)	Wells Fargo & Co.	75,471,671	1.2
		98,787,484		1.5

		Health Care: 1.4%
924,482	(1),(2)	Avantor, Inc.	40,085,539	0.7
873,170	(1),(2)	Becton Dickinson and Co.	45,649,328	0.7
36,238	(1),(2)	Elanco Animal Health, Inc.	1,623,462	0.0
		87,358,329		1.4

		Industrials: 0.2%
16,412	(1)	Fortive Corp.	11,812,209	0.2

		Utilities: 1.9%
165,000	(1),(2),(5)	Alabama Power Co.	4,215,750	0.1
167,576	(1),(2)	American Electric Power Co., Inc.	8,085,542	0.1
983,000	(1),(2),(5)	CMS Energy Corp.	24,820,750	0.4
736,056	(1),(5)	CMS Energy Corp.	18,548,611	0.3
560,000	(1),(2),(5)	DTE Energy Co.	13,423,200	0.2
540,000	(1),(2),(5)	Duke Energy Corp.	13,829,400	0.2
413,720	(1)	NextEra Energy, Inc.	18,292,404	0.3
525,000	(1),(2),(5),(6)	NiSource, Inc.	13,335,000	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: (continued)
16,757	(1),(2),(5),(6)	SCE Trust III	$ 330,113	0.0
494,804	(1),(2),(5),(6)	SCE Trust IV	9,178,614	0.1
		124,059,384		1.9

	Total Preferred Stock
	(Cost $341,736,971)	325,958,304		5.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.9%
		Communications: 4.5%
8,975,000	(2),(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	9,008,387	0.1
11,575,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2023	11,763,152	0.2
25,960,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	26,272,039	0.4
38,178,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	38,542,982	0.6
8,325,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	8,223,768	0.1
9,901,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	10,185,703	0.2
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	2,716,696	0.0
3,026,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	3,043,399	0.1
25,880,000	(2)	Netflix, Inc., 4.375%, 11/15/2026	26,088,334	0.4
40,550,000		Netflix, Inc., 4.875%, 04/15/2028	41,668,166	0.7
4,060,000		Netflix, Inc., 5.375%, 02/01/2021	4,117,855	0.1
2,530,000		Netflix, Inc., 5.500%, 02/15/2022	2,593,250	0.0
10,975,000	(2)	Netflix, Inc., 5.875%, 02/15/2025	11,658,249	0.2
46,720,000	(2)	Netflix, Inc., 5.875%, 11/15/2028	50,249,696	0.8
26,430,000		Netflix, Inc., 6.375%, 05/15/2029	28,955,386	0.5
6,110,000	(7)	Sirius XM Radio, Inc., 4.625%, 05/15/2023	6,087,057	0.1
2,870,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	2,903,766	0.0
1,410,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	1,488,325	0.0
		285,566,210		4.5

		Consumer, Cyclical: 2.5%
10,335,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	8,960,109	0.2
9,015,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	8,192,336	0.1
2,425,000	(2),(7)	Cedar Fair L.P., 5.250%, 07/15/2029	2,062,584	0.0
2,648,905		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,859,088	0.1
353,150		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	353,010	0.0
696,000		Dollar Tree, Inc., 2.536%, (US0003M + 0.700%), 04/17/2020	695,855	0.0
4,260,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	4,020,354	0.1
27,235,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	25,790,660	0.4
14,430,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	14,231,660	0.2
18,800,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	18,916,090	0.3
2,340,000		Marriott International, Inc./MD, 1.649%, (US0003M + 0.650%), 03/08/2021	2,000,497	0.0
7,620,000	(2),(7)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	6,505,613	0.1
6,580,000	(2),(7)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	5,580,169	0.1
1,888,470		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,945,830	0.0
380,614		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	377,574	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
647,218		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	$ 627,467	0.0
2,227,809		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	2,229,404	0.0
736,055		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	703,701	0.0
19,225,000		Yum! Brands, Inc., 3.750%, 11/01/2021	18,432,930	0.3
11,820,000		Yum! Brands, Inc., 3.875%, 11/01/2020	11,745,091	0.2
8,160,000	(2)	Yum! Brands, Inc., 3.875%, 11/01/2023	7,660,159	0.1
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	11,563,875	0.2
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	5,677,230	0.1
		161,131,286		2.5

		Consumer, Non-cyclical: 2.6%
14,900,000	(7)	Avantor, Inc., 6.000%, 10/01/2024	15,703,930	0.3
61,769,000	(7)	Avantor, Inc., 9.000%, 10/01/2025	65,410,591	1.0
6,185,000	(2)	Becton Dickinson and Co., 2.031%, (US0003M + 1.030%), 06/06/2022	5,786,344	0.1
1,132,000		Conagra Brands, Inc., 2.552%, (US0003M + 0.750%), 10/22/2020	1,120,121	0.0
6,885,000		Elanco Animal Health, Inc., 4.662%, 08/27/2021	6,853,873	0.1
1,297,000	(7)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,330,472	0.0
6,710,000	(2),(7)	Hologic, Inc., 4.375%, 10/15/2025	6,686,817	0.1
1,565,000	(7)	Korn Ferry, 4.625%, 12/15/2027	1,371,331	0.0
7,945,000	(7)	Reckitt Benckiser Treasury Services PLC, 1.764%, (US0003M + 0.560%), 06/24/2022	7,664,760	0.1
11,975,000	(7)	Reckitt Benckiser Treasury Services PLC, 2.375%, 06/24/2022	11,763,600	0.2
9,125,000	(7)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,472,206	0.2
11,030,000	(7)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	11,664,225	0.2
5,925,000		Service Corp. International/US, 5.375%, 05/15/2024	6,043,500	0.1
4,695,000		Teleflex, Inc., 4.625%, 11/15/2027	4,715,893	0.1
7,275,000		Teleflex, Inc., 4.875%, 06/01/2026	7,155,272	0.1
		162,742,935		2.6

		Energy: 0.1%
3,855,000		NuStar Logistics L.P., 4.800%, 09/01/2020	3,387,244	0.1

		Financial: 0.8%
4,865,000	(6)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	4,394,725	0.1
8,750,000	(6)	Bank of New York Mellon Corp., 4.950%, 12/31/2199	7,614,512	0.1
2,203,000	(7)	HUB International Ltd., 7.000%, 05/01/2026	2,197,658	0.0
8,730,000	(6)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	8,257,140	0.1
3,510,000	(2),(7)	SBA Communications Corp., 3.875%, 02/15/2027	3,545,100	0.0
11,240,000		SBA Communications Corp., 4.000%, 10/01/2022	11,320,692	0.2
5,010,000		SBA Communications Corp., 4.875%, 09/01/2024	5,103,937	0.1
6,640,000	(6)	State Street Corp., 5.250%, 12/31/2199	6,243,127	0.1
4,365,000	(6)	US Bancorp, 5.300%, 12/31/2199	4,194,045	0.1
1,120,000	(7)	USI, Inc./NY, 6.875%, 05/01/2025	1,049,966	0.0
		53,920,902		0.8

		Industrial: 1.0%
4,335,000		Amphenol Corp., 2.200%, 04/01/2020	4,335,000	0.1
35,605,000	(2),(6)	General Electric Co., 5.000%, 12/31/2199	29,440,884	0.4
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,485,623	0.0
6,845,000	(7)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,836,410	0.1
7,425,000	(7)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.331%, (US0003M + 3.500%), 07/15/2021	7,289,494	0.1
4,220,000	(7)	Sensata Technologies BV, 4.875%, 10/15/2023	4,040,523	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
5,100,000	(7)	Sensata Technologies BV, 5.000%, 10/01/2025	$ 4,864,151	0.1
1,430,000	(7)	Sensata Technologies BV, 5.625%, 11/01/2024	1,406,755	0.0
5,125,000	(2)	Welbilt, Inc., 9.500%, 02/15/2024	4,401,068	0.1
1,045,000		Xylem, Inc./NY, 3.250%, 11/01/2026	1,108,730	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	875,258	0.0
		66,083,896		1.0

		Technology: 0.9%
6,840,000		Fiserv, Inc., 2.700%, 06/01/2020	6,818,918	0.1
2,840,000	(7)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	2,798,962	0.1
47,166,000	(7)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	46,517,704	0.7
		56,135,584		0.9

		Utilities: 0.5%
4,250,000		Eversource Energy, 2.750%, 03/15/2022	4,313,796	0.1
2,050,000		Eversource Energy, 3.800%, 12/01/2023	2,248,810	0.0
10,960,000		NiSource, Inc., 3.490%, 05/15/2027	11,112,725	0.2
5,280,000		NiSource, Inc., 4.375%, 05/15/2047	5,380,002	0.1
9,465,000	(2),(6)	NiSource, Inc., 5.650%, 12/31/2199	8,428,488	0.1
		31,483,821		0.5

	Total Corporate Bonds/Notes
	(Cost $829,920,822)	820,451,878		12.9

BANK LOANS: 7.7%
		Basic Materials: 0.0%
3,135,835		H.B. Fuller Co. 1st Lien Term Loan B, 2.773%, (US0001M + 2.000%), 10/20/2024	2,810,492	0.0

		Consumer, Cyclical: 0.2%
6,850,000		Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	6,156,437	0.1
5,045,000		Four Seasons Hotels Ltd. - TL B 1L, 3.450%, (US0003M + 2.000%), 11/30/2023	4,614,813	0.1
		10,771,250		0.2

		Consumer, Non-cyclical: 3.0%
1,347,123		Gartner, Inc. - TL A 1L, 3.204%, (US0003M + 2.000%), 03/20/2022	1,299,974	0.0
20,980,000		Loire Finco Luxembourg Sarl - TL B 1L, 4.701%, (US0003M + 3.250%), 01/24/2027	18,672,200	0.3
15,225,000		NVA Holdings Inc. - TL A-3 1L, 3.938%, (US0003M + 2.250%), 09/19/2022	14,330,531	0.2
383,216		Prestige Brands, Inc. Term Loan B4, 2.989%, (US0001M + 2.000%), 01/26/2024	359,584	0.0
140,473,421		Refinitiv - TL B 1L, 4.239%, (US0001M + 3.750%), 10/01/2025	135,791,021	2.1
24,710,000		Sunshine Luxembourg VII Sarl - TL B 1L, 6.195%, (US0003M + 4.250%), 07/17/2026	22,609,650	0.4
		193,062,960		3.0

		Financial: 2.2%
2,049,390		AmWINS Group, Inc. - TL B 1L, 3.750%, (US0003M + 2.750%), 01/25/2024	1,918,741	0.0
20,280,000		HUB International Ltd. - TL B 1L, 5.000%, (US0001M + 4.000%), 04/25/2025	18,961,800	0.3
104,919,492		HUB International Ltd. TL B 1L, 4.551%, (US0001M + 3.000%), 04/25/2025	99,148,920	1.6
20,583,816		USI Inc/NY - TL B 1L, 3.989%, (US0003M + 3.000%), 05/16/2024	18,782,732	0.3
		138,812,193		2.2

		Health Care: 0.2%
2,170,000		CPI Holdco, LLC 2019 TL 1L, 5.701%, (US0003M + 4.250%), 11/04/2026	1,909,600	0.0
11,908,375		Emerald TopCo Inc Term Loan, 4.489%, (US0001M + 3.500%), 07/24/2026	10,911,049	0.2
		12,820,649		0.2

		Technology: 2.1%
63,069,741		Cypress Intermediate Holdings III Inc TL B 1L, 3.740%, (US0001M + 3.000%), 04/29/2024	58,271,962	0.9
75,402,732		Kronos Inc./MA - TL B 1L, 4.763%, (US0003M + 3.000%), 11/01/2023	69,841,781	1.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Technology: (continued)
2,860,625		Ultimate Software Group, Inc. - TL 1L, 4.739%, (US0003M + 3.750%), 05/04/2026	$ 2,703,291	0.1
		130,817,034		2.1

	Total Bank Loans
	(Cost $517,217,528)	489,094,578		7.7

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
7,989,108	(7)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	7,830,747	0.1
7,476,150	(7)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,311,560	0.1
3,700,725	(7)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,305,006	0.0
5,050,743	(7)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	4,615,823	0.1

	Total Asset-Backed Securities
	(Cost $24,010,880)	23,063,136		0.3

	Total Long-Term Investments
	(Cost $6,102,445,910)	6,005,937,252		94.2

SHORT-TERM INVESTMENTS: 9.1%
		Commercial Paper: 0.1%
1,775,000	(8)	Exxon Mobil Corp., 1.600%, 06/03/2020	1,768,319	0.0
1,800,000	(8)	Federal Republic of Germany, 1.620%, 05/21/2020	1,797,449	0.1
1,150,000	(8)	LMA Americas LLC, 1.660%, 04/07/2020	1,149,754	0.0
1,800,000	(8)	Pfizer Inc., 1.630%, 06/15/2020	1,793,198	0.0

	Total Commercial Paper
	(Cost $6,508,720)	6,508,720		0.1

		Floating Rate Notes: 0.9%
2,775,000	(8)	Australia & New Zealand Banking Group Ltd., 0.950%, 05/20/2020	2,775,511	0.1
1,775,000	(8)	Bank of Montreal, 0.210%, 07/13/2020	1,769,346	0.0
950,000	(8)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.0
1,575,000	(8)	Bank of Nova Scotia, 0.830%, 08/20/2020	1,574,045	0.0
275,000	(8)	BNP Paribas, 0.910%, 05/14/2020	274,939	0.0
1,400,000	(8)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	1,392,647	0.0
2,375,000	(8)	Canadian Imperial Bank of Commerce, 1.820%, 04/10/2020	2,374,969	0.1
1,275,000	(8)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	1,273,900	0.0
1,700,000	(8)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	1,700,426	0.0
1,800,000	(8)	Crédit Agricole Group, 0.190%, 06/12/2020	1,796,035	0.0
2,400,000	(8)	Credit Suisse Group AG, 0.360%, 04/17/2020	2,399,913	0.1
3,725,000	(8)	HSBC Bank PLC, 1.520%, 06/03/2020	3,722,171	0.1
1,500,000	(8)	JPMorgan Chase & Co., 1.740%, 08/07/2020	1,497,460	0.0
300,000	(8)	Lloyds Bank PLC, 0.110%, 08/24/2020	299,156	0.0
875,000	(8)	Lloyds Bank PLC, 0.110%, 08/25/2020	872,518	0.0
2,100,000	(8)	Lloyds Bank PLC, 0.220%, 09/08/2020	2,094,407	0.0
1,425,000	(8)	Mitsubishi UFJ Financial Group, Inc., 1.720%, 05/26/2020	1,424,099	0.0
3,000,000	(8)	Mizuho Financial Group Inc., 1.140%, 05/22/2020	3,000,924	0.1
2,300,000	(8)	Mizuho Financial Group Inc., 1.140%, 05/26/2020	2,300,663	0.0
2,950,000	(8)	Skandinaviska Enskilda Banken AB, 1.150%, 05/26/2020	2,950,812	0.1
2,350,000	(8)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	2,348,872	0.0
1,750,000	(8)	Societe Generale, 0.290%, 09/04/2020	1,742,803	0.0
1,675,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	1,673,767	0.0
900,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 0.760%, 06/15/2020	899,487	0.0
525,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 0.970%, 06/26/2020	525,005	0.0
650,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 1.030%, 06/19/2020	649,542	0.0
500,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 1.460%, 06/05/2020	499,953	0.0
3,300,000	(8)	Svenska Handelsbanken AB, 0.970%, 05/20/2020	3,300,699	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
2,450,000	(8)	The Norinchukin Bank, 1.200%, 04/24/2020	$ 2,450,280	0.1
1,425,000	(8)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	1,423,428	0.0
750,000	(8)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	750,412	0.0
1,225,000	(8)	The Sumitomo Mitsui Financial Group, 1.600%, 06/05/2020	1,225,255	0.0
750,000	(8)	Toyota Motor Corp., 1.680%, 04/17/2020	749,676	0.0
3,300,000	(8)	Westpac Banking Corp, 1.520%, 06/03/2020	3,297,494	0.1

	Total Floating Rate Notes
	(Cost $57,980,623)	57,980,623		0.9

		Repurchase Agreements: 2.3%
4,629,005	(8)	Amhert Pierpoint Securities LLC, Repurchase Agreement dated 03/31/20, 0.05%, due 04/01/20 (Repurchase Amount $4,629,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,721,585, due 04/21/20-12/20/69)	4,629,005	0.1
16,958,777	(8)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $16,958,930, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $17,806,754, due 06/15/20-03/15/39)	16,958,777	0.2
17,453,674	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $17,453,684, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $17,802,747, due 05/01/20-02/20/70)	17,453,674	0.3
10,795,783	(8)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%-0.38%, due 04/01/20 (Repurchase Amount $10,795,821, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-6.500%, Market Value plus accrued interest $11,011,711, due 12/15/21-11/20/66)	10,795,783	0.2
6,628,432	(8)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $6,628,448, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $6,761,018, due 04/07/20-02/15/50)	6,628,432	0.1
1,938,005	(8)	HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,938,006, collateralized by various U.S. Government Agency Obligations, 3.000%-3.500%, Market Value plus accrued interest $1,976,765, due 11/20/49-02/20/50)	1,938,005	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,262,186	(8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $6,262,189, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,387,430, due 04/02/20-03/01/50)	$ 6,262,186	0.1
6,200,000	(8)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $6,203,745, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $6,509,996, due 10/15/20-09/09/49)	6,200,000	0.1
2,145,721	(8)	Palafox Trading LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $2,145,726, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $2,188,642, due 01/15/30)	2,145,721	0.0
7,478,913	(8)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $7,478,991, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $7,804,536, due 04/17/20-03/15/40)	7,478,913	0.1
30,552,314	(8)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $30,552,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $31,163,360, due 08/01/23-06/01/51)	30,552,314	0.5
36,525,233	(8)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $36,525,393, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $37,344,894, due 04/01/20-09/09/49)	36,525,233	0.6

	Total Repurchase Agreements
	(Cost $147,568,043)	147,568,043		2.3

		Certificates of Deposit: 0.1%
1,775,000	(8)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	1,775,950	0.1
1,400,000	(8)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	1,400,739	0.0

	Total Certificates of Deposit
	(Cost $3,176,689)	3,176,689		0.1

		Mutual Funds: 5.7%
5,480,000	(8),(9)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	5,480,000	0.1
5,620,000	(8),(9)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	5,620,000	0.1
5,456,000	(8),(9)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	5,456,000	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets
346,511,788	(9)	T. Rowe Price Government Reserve Fund, 0.870%	$ 346,511,788	5.4
Total Mutual Funds
(Cost $363,067,788)	363,067,788	5.7

Total Short-Term Investments
(Cost $578,301,863)	578,301,863	9.1

Total Investments in Securities (Cost $6,680,747,773)	$ 6,584,239,115	103.3
Liabilities in Excess of Other Assets	(208,737,454)	(3.3)
Net Assets	$ 6,375,501,661	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $3,940,898 or 0.1% of net assets. Please refer to the table below for additional details.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(7)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of March 31, 2020.
(10)	All or a portion of this security is pledged to cover open written call options at March 31, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$264,057,116	$–	$–	$264,057,116
Consumer Discretionary	501,757,304	–	–	501,757,304
Consumer Staples	162,476,025	–	–	162,476,025
Energy	9,889,780	–	–	9,889,780
Financials	296,057,049	–	–	296,057,049
Health Care	951,749,877	96,169,710	–	1,047,919,587
Industrials	683,557,781	–	–	683,557,781
Information Technology	993,551,959	–	–	993,551,959
Materials	65,274,630	–	–	65,274,630

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Utilities	$322,828,125	$–	$–	$322,828,125
Total Common Stock	4,251,199,646	96,169,710	–	4,347,369,356
Preferred Stock	302,101,540	19,915,866	3,940,898	325,958,304
Corporate Bonds/Notes	–	820,451,878	–	820,451,878
Bank Loans	–	489,094,578	–	489,094,578
Asset-Backed Securities	–	23,063,136	–	23,063,136
Short-Term Investments	346,511,788	231,790,075	–	578,301,863
Total Investments, at fair value	$4,899,812,974	$1,680,485,243	$3,940,898	$6,584,239,115
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(13,101,355)	$–	$(13,101,355)
Total Liabilities	$–	$(13,101,355)	$–	$(13,101,355)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., - Series B	3/1/2019	$5,325,555	$3,940,898
		$5,325,555	$3,940,898

At March 31, 2020, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	38	USD	4,418,678	$286,786	$(95,642)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	25	USD	2,907,025	159,425	(62,922)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	39	USD	4,534,959	288,093	(98,159)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	38	USD	4,418,678	304,266	(95,642)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	13	USD	1,511,653	60,931	(7,364)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	12	USD	1,395,372	56,604	(6,798)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	14	USD	1,627,934	61,978	(7,931)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	13	USD	1,511,653	54,951	(6,472)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	14	USD	1,627,934	55,958	(6,970)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	12	USD	1,395,372	$50,964	$(5,975)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	14	USD	1,627,934	50,218	(6,175)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	13	USD	1,511,653	49,751	(5,734)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	12	USD	1,395,372	45,924	(5,293)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	12	USD	1,395,372	41,364	(4,619)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	14	USD	1,627,934	45,038	(5,389)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	13	USD	1,511,653	44,681	(5,004)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	988	USD	7,902,024	155,116	(88,108)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	1,000	USD	7,998,000	157,000	(89,178)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	115.000	597	USD	4,774,806	105,376	(20,194)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	100.000	223	USD	1,098,052	106,157	(28,947)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	100.000	218	USD	1,073,432	125,483	(28,298)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	97.500	223	USD	1,098,052	123,968	(31,837)
Aptiv PLC	Goldman Sachs & Co.	Call	01/15/21	USD	97.500	218	USD	1,073,432	145,508	(31,123)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	175	USD	4,020,975	159,917	(55,122)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	75	USD	1,723,275	70,180	(23,624)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	250	USD	5,744,250	249,820	(78,746)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	212	USD	4,871,124	257,181	(66,777)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	185.000	352	USD	4,872,032	166,549	(160,532)
Danaher Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	190.000	352	USD	4,872,032	119,254	(134,689)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	265.000	158	USD	2,635,440	156,736	(18,069)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	265.000	186	USD	3,102,480	186,372	(21,271)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	270.000	186	USD	3,102,480	164,982	(18,220)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	270.000	158	USD	2,635,440	138,566	(15,477)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	275.000	186	USD	3,102,480	145,452	(15,583)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	275.000	158	USD	2,635,440	121,186	(13,238)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,208	USD	4,929,152	530,039	(120,285)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,247	USD	4,960,118	324,844	(121,041)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	12,416	USD	9,858,304	1,044,806	(240,570)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	3,732	USD	2,963,208	325,654	(72,311)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,248	USD	4,960,912	353,137	(121,060)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	125.000	171	USD	1,166,904	92,492	(17,618)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	125.000	6	USD	40,944	3,306	(618)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	130.000	172	USD	1,173,728	67,427	(13,704)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	130.000	6	USD	40,944	$2,388	$(478)
Microsoft Corp.	Citigroup Global Markets	Call	01/15/21	USD	165.000	726	USD	11,449,746	923,654	(1,117,511)
Microsoft Corp.	Citigroup Global Markets	Call	01/15/21	USD	170.000	726	USD	11,449,746	782,062	(956,166)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	165.000	1,200	USD	18,925,200	830,400	(1,847,126)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	165.000	1,258	USD	19,839,918	849,276	(1,936,403)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	170.000	973	USD	15,345,183	1,034,601	(1,281,473)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	170.000	1,836	USD	28,955,556	1,995,732	(2,418,073)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	310.000	138	USD	3,320,556	115,713	(54,322)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	320.000	138	USD	3,320,556	81,944	(39,171)
NXP Semiconductor NV - NXPI - US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	973	USD	8,069,089	737,145	(84,164)
NXP Semiconductor NV - NXPI - US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	409	USD	3,391,837	302,987	(35,379)
NXP Semiconductor NV - NXPI - US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	174	USD	1,442,982	121,835	(15,051)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	430.000	113	USD	3,517,679	85,713	(8,970)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	370.000	115	USD	3,261,400	161,667	(65,418)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	390.000	115	USD	3,261,400	95,242	(41,199)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	327	USD	9,273,720	231,284	(93,276)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	74	USD	2,098,640	52,504	(21,108)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	28	USD	794,080	26,020	(7,987)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	400.000	173	USD	4,906,280	134,883	(49,348)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	230.000	303	USD	4,881,936	215,433	(67,241)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	497	USD	8,007,664	314,999	(87,007)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	303	USD	4,881,936	175,255	(53,045)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	497	USD	8,007,664	387,511	(110,293)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	240.000	303	USD	4,881,936	140,865	(41,294)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	240.000	497	USD	8,007,664	254,911	(67,733)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	230.000	151	USD	2,432,912	154,485	(33,510)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	230.000	124	USD	1,997,888	116,895	(27,518)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	240.000	124	USD	1,997,888	$79,219	$(16,899)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	240.000	151	USD	2,432,912	106,253	(20,579)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	60.000	437	USD	2,635,110	177,160	(266,717)
Xcel Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	65.000	437	USD	2,635,110	88,755	(164,567)
									$18,030,231	$(13,101,355)

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,678,565,580.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$317,489,994
Gross Unrealized Depreciation	(424,923,187)
Net Unrealized Depreciation	$(107,433,193)